INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
The following table provides a breakdown of inventories:

Inventories at Dec 31
In millions	2018	2017
Finished goods	$4,313	$3,888
Work in process	1,335	906
Raw materials	674	631
Supplies	826	790
Total	$7,148	$6,215
Adjustment of inventories to a LIFO basis	(249)	(170)
Total inventories	$6,899	$6,045